Structured Entities - Summary of Carrying Amount and Maximum Exposure to Unconsolidated Structured Entities (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
FINANCIAL ASSETS
Trading loans, securities, and other	$ 127,897	$ 103,918
Non-trading financial assets at fair value through profit or loss	4,015
Derivatives1	56,996	56,195
Financial assets designated at fair value through profit or loss	3,618	4,032
Financial assets at fair value through other comprehensive income	130,600
Available-for-sale securities		146,411
Debt securities at amortized cost, net of allowance for credit losses	107,171
Held-to-maturity securities		71,363
Loans	646,393	612,591
Other	15,596	13,264
FINANCIAL LIABILITIES
Derivatives	48,270	51,214
Obligations related to securities sold short	39,478	35,482
Unconsolidated structured entities [member]
FINANCIAL ASSETS
Trading loans, securities, and other	10,190	8,018
Non-trading financial assets at fair value through profit or loss	2,177
Derivatives1	826	13
Financial assets designated at fair value through profit or loss	3	193
Financial assets at fair value through other comprehensive income	48,837
Available-for-sale securities		66,237
Debt securities at amortized cost, net of allowance for credit losses	68,736
Held-to-maturity securities		42,095
Loans	2,438	4,174
Other	2,903	2,880
Total assets	136,110	123,610
FINANCIAL LIABILITIES
Derivatives	59	493
Obligations related to securities sold short	3,566	3,335
Total liabilities	3,625	3,828
Off-balance sheet exposure	20,786	18,731
Maximum exposure to loss from involvement with unconsolidated structured entities	153,271	138,513
Size of sponsored unconsolidated structured entities	23,128	16,630
Securitisation vehicles [member] | Unconsolidated structured entities [member]
FINANCIAL ASSETS
Trading loans, securities, and other	9,460	7,395
Non-trading financial assets at fair value through profit or loss	1,810
Financial assets at fair value through other comprehensive income	47,575
Available-for-sale securities		63,615
Debt securities at amortized cost, net of allowance for credit losses	68,736
Held-to-maturity securities		42,095
Loans	2,438	4,174
Other	6	8
Total assets	130,025	117,287
FINANCIAL LIABILITIES
Obligations related to securities sold short	2,937	2,330
Total liabilities	2,937	2,330
Off-balance sheet exposure	16,172	14,702
Maximum exposure to loss from involvement with unconsolidated structured entities	143,260	129,659
Size of sponsored unconsolidated structured entities	10,216	13,020
Investment funds and trusts [member] | Unconsolidated structured entities [member]
FINANCIAL ASSETS
Trading loans, securities, and other	719	609
Non-trading financial assets at fair value through profit or loss	367
Derivatives1	826	13
Financial assets designated at fair value through profit or loss	3	163
Financial assets at fair value through other comprehensive income	1,262
Available-for-sale securities		2,622
Total assets	3,177	3,407
FINANCIAL LIABILITIES
Derivatives	59	493
Obligations related to securities sold short	629	1,005
Total liabilities	688	1,498
Off-balance sheet exposure	3,450	3,094
Maximum exposure to loss from involvement with unconsolidated structured entities	5,939	5,003
Size of sponsored unconsolidated structured entities	11,162	1,860
Structured entities other [member] | Unconsolidated structured entities [member]
FINANCIAL ASSETS
Trading loans, securities, and other	11	14
Financial assets designated at fair value through profit or loss		30
Other	2,897	2,872
Total assets	2,908	2,916
FINANCIAL LIABILITIES
Off-balance sheet exposure	1,164	935
Maximum exposure to loss from involvement with unconsolidated structured entities	4,072	3,851
Size of sponsored unconsolidated structured entities	$ 1,750	$ 1,750